FOR USE BY BANKS ONLY
                                                                May 23, 1997
                   DREYFUS INSURED MUNICIPAL BOND FUND, INC.
                          Supplement to Prospectus
                          Dated September 3, 1996
                          As Revised April 29, 1997
        Effective June 1, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    306s052397